Segment Data (Tables)	12 Months Ended
Dec. 31, 2013
Segment Data [Abstract]
Net Sales and Operating Income by Product Line and Information by Geographic Region
Net sales by product line and by geographic region are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
U.S.
Foot and Ankle	115,642	99,403	88,484
Upper Extremity	17,423	17,170	19,704
Biologics	42,561	47,459	56,414
Other	2,022	2,079	1,854
Total U.S.	177,648	166,111	166,456

International
Foot and Ankle	35,020	23,493	19,249
Upper Extremity	7,240	7,808	8,039
Biologics	17,231	13,036	12,995
Other	5,191	3,657	4,014
Total International	64,682	47,994	44,297

Total Sales	$242,330	$214,105	$210,753

	Year Ended December 31,
	2013	2012	2011
Net sales by geographic region:
United States	$177,648	$166,111	$166,456
Europe	31,210	22,044	21,405
Other	33,472	25,950	22,892
Total	$242,330	$214,105	$210,753

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2013	2012
Long-lived assets:
United States	$61,179	$36,271
Europe	6,581	3,102
Other	2,755	2,109
Total	$70,515	$41,482